Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2015
Cash Flows From Operating Activities:
Net Loss	$ (39,996)	$ (31,365)	$ (45,227)	$ (141,456)
Adjustments to reconcile net loss to net cash used in operations
Depreciation	45	45	90	180
In kind contribution of services	5,200	0	10,000	13,600
Common stock issued for services to founder			500	0
Changes in operating assets and liabilities:
Increase in accounts receivable	(25)
Increase in accounts payable and accrued expenses	20,731	(515)	11,680	28,970
Net Cash Used In Operating Activities	(14,045)	(31,835)	(22,957)	(98,706)
Cash Flows From Investing Activities:
Payment for fixed assets			(896)	0
Net Cash Used In Investing Activities			(896)	0
Cash Flows From Financing Activities:
Proceeds from loan payable- related party			100	0
Proceeds from loans payable			1,129	0
Repayment of loan payable	0	(1,129)	0	(1,129)
Proceeds from issuance of common stock, net of offering costs	10,000	0	130,950	0
Net Cash Provided by (Used in) Financing Activities	10,000	(1,129)	132,179	(1,129)
Net Decrease in Cash	(4,045)	(32,964)	108,326	(99,835)
Cash at Beginning of Period	8,491	108,326	0	108,326
Cash at End of Period	$ 4,446	$ 75,362	108,326	8,491
Supplemental disclosure of cash flow information:
Cash paid for interest			0	0
Cash paid for taxes			$ 0	$ 0